LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2022
LEASE OBLIGATIONS
LEASE OBLIGATIONS

13— LEASE OBLIGATIONS

13-1     Financing leases

The Company leases certain of its equipment under finance leases. At December 31, 2022, the corresponding liability associated with this lease equipment amounts to €55 thousand for medical devices and to €494 thousand for vehicles and other IT equipment.

Maturities of finance leases liabilities for the years ended December 31, 2022 and 2021 are as follows:

December 31,
2022
2023	234
2024	149
2025	102
2026	63
2027	12
2028 and thereafter	6
Total undiscounted minimum lease payments	566
Less: amount representing interest	(17)
Present value of minimum lease payments	548
Less: current portion	(224)
Long-term portion	324

December 31,
2021
2022	358
2023	215
2024	124
2025	75
2026	46
2027 and thereafter	7
Total undiscounted minimum lease payments	825
Less: amount representing interest	(55)
Present value of minimum lease payments	770
Less: current portion	(340)
Long-term portion	430

Interest paid under finance lease obligations was €12 thousand, €55 thousand and €29 thousand the years ended December 31, 2022, 2021 and 2020 respectively.

The weighted average remaining lease term and the weighted average discount rate for finance leases at December 31, 2022 was 1.02 years and  1.32% and at December 31, 2021 was 2.11 years and 2.93%.

13-2     Operating leases

Maturities of operating lease liabilities consist of the following amounts:

December 31,
2022
2023	901
2024	636
2025	238
2026	24
2027	—
2028 and thereafter	—
Total undiscounted minimum lease payments	1,799
Less: current portion	(901)
Long-term portion	899

December 31,
2021
2022	673
2023	523
2024	277
2025	69
2026	18
2027 and thereafter	2
Total undiscounted minimum lease payments	1,562
Less: current portion	(673)
Long-term portion	888

The weighted average remaining lease term and the weighted average discount rate for operating leases at December 31, 2022 was 2.18 years and 2.29% and at December 31, 2021 was 2.62 years and 1.69%.

Total rent expenses under operating leases amounted to €912 thousand, €953 thousand and €941 thousand, for the years ended December 31, 2022, 2021 and 2020, respectively. These total rent expenses are related to office rentals, office equipment and car rentals.